Note 15 - Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2013
Voyage And Vessel Operating Expenses [Abstract]
Voyage And Vessel Operating Expenses [Text Block]
15.       Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of comprehensive income/(loss) are as follows (expressed in thousands of U.S. Dollars):

Voyage Expenses	Year Ended December 31,
	2011	2012	2013
Port charges	1,141	24	18
Bunkers	4,684	177	125
Commissions	1,918	822	520
Total	7,743	1,023	663

Vessel Operating Expenses	Year Ended December 31,
	2011	2012	2013
Crew wages and related costs	5,415	361	-
Insurance	1,165	83	47
Repairs and maintenance	1,356	179	689
Spares and consumable stores	2,369	184	-
Taxes (Note 17)	63	7	9
Total	10,368	814	745

During 2013, the bareboat charterer of the M/V Evian failed to pay operating expenses of the vessel, as per the bareboat charter party. Hence the Company, in order to avoid the detention of M/V Evian, paid a portion of the operating expenses that the bareboat charterer incurred in 2013 and that related mainly to repairs and maintenance expenses